Leases - Schedule of Future Minimum Lease Payments (Q1) (Details) - USD ($) $ in Thousands		Mar. 31, 2025		Dec. 31, 2024
Future Rental Payments [Abstract]
2025		$ 501
2025		658		$ 672
2026		671		658
2027		685		671
2028		230		685
Thereafter		0
Total		2,745		2,916
Accretion of Lease Liability [Abstract]
2025	[1]	(128)
2025	[1]	(134)		(175)
2026	[1]	(90)		(134)
2027	[1]	(42)		(91)
2028		(3)	[1]	(42)
2029	[1]			(2)
Thereafter	[1]	0
Total	[1]	(397)		(444)
Operating Lease Obligation [Abstract]
2025		373
2025		524		497
2026		581		524
2027		643		580
2028		227		643
Thereafter		0
Total		$ 2,348		$ 2,472

[1]	Weighted average discount rate 7.98%